Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 428,425	$ 550,164	$ 112,681
Prepaid expenses	183,469	143,675
Total current assets	611,894	693,839	112,681
Investments held in Trust Account	204,207,747	203,081,753
Deferred offering costs associated with initial public offering			276,511
Total Assets	204,819,641	203,775,592	389,192
Current liabilities:
Accrued expenses	892,296		214,261
Accrued expenses – related party	691,102	105,000
Accounts payable	31,695	4,310	3,750
Notes payable - related parties			155,000
Total current liabilities	1,615,093	109,310	373,011
Deferred underwriting commissions	7,000,000	7,000,000
Total liabilities	8,615,093	7,109,310	373,011
Commitments
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital	2,874,686	2,412,951	24,425
Retained earnings (accumulated deficit)	2,124,734	2,586,468	(8,819)
Total shareholders' equity	5,000,008	5,000,002	16,181
Total Liabilities and Shareholders' Equity	204,819,641	203,775,592	389,192
Class A Ordinary Shares [Member]
Current liabilities:
Class A ordinary shares	191,204,540	191,666,280
Shareholders' Equity:
Ordinary shares	88	83
Total shareholders' equity	88	83	0
Class B Ordinary Shares [Member]
Shareholders' Equity:
Ordinary shares	500	500	575
Total shareholders' equity	$ 500	$ 500	$ 575